Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Equity [Abstract]
Schedule of Share Capital

Issued share capital	2021	2020
Common stock (amounts in US$ ‘000)	60	61
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	60,238,026	61,029,772
Total common shares in issue	60,238,026	61,029,772

Authorized share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Schedule of Outstanding Common Shares

		Shares	Shares
		issued	closing	US$(`000)
GeoPark common shares history	Date	(millions)	(millions)	Closing
Shares outstanding at the end of 2019			59.2	59
Stock awards	Jan 2020	1.5	60.7	61
Stock awards	Mar 2020	0.2	60.9	61
Buyback program	Mar 2020	(0.3)	60.6	61
Stock awards	Nov 2020	0.5	61.1	61
Buyback program	Nov 2020	(0.1)	61.0	61
Shares outstanding at the end of 2020			61.0	61
Stock awards	May 2021	0.2	61.2	61
Buyback program	Jun 2021	(0.1)	61.1	61
Buyback program	Sep 2021	(0.4)	60.7	61
Buyback program	Dec 2021	(0.5)	60.2	60
Shares outstanding at the end of 2021			60.2	60